INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

16. INCOME TAX

a)Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong. A two‑tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti‑fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2019.

PRC

The Group’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and the statutory income tax rate is 25%.

The components of earnings/(loss) before income taxes are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman	(8,049)	(5,064)	(24,242)
Hong Kong SAR	—	6,744	14,091
PRC, excluding Hong Kong SAR	(263,587)	(1,371,317)	(3,429,228)
Total	(271,636)	(1,369,637)	(3,439,379)

The Group had no current income tax expense for the years ended December 31, 2017, 2018 and 2019, as the entities in the Group had no taxable income in the respective years. The deferred income tax benefit/expenses for the years ended December 31, 2017, 2018 and 2019 are from PRC, excluding Hong Kong SAR.

Withholding tax on undistributed dividends

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as the Group’s PRC entities have no retained earnings in any of the periods presented.

The actual income tax expense reported in the consolidated statements of comprehensive loss differed from the expected income tax expense computed by applying the statutory PRC enterprise income tax rate of 25% to loss before income taxes for the years ended December 31, 2017, 2018 and 2019 as a result of the following:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Computed expected income tax benefit	(67,909)	(342,409)	(859,845)
Non‑PRC entities not subject to income tax	2,060	3,423	2,538
Non‑deductible expenses	26,647	46,670	2,217
Change in valuation allowance	39,090	292,428	852,923
Income tax expense/(benefit)	(112)	112	(2,167)

b)Deferred income tax assets and liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
—Net operating loss carry forwards	304,553	1,055,305
—Advertising expense	33,679	135,850
Less: Valuation allowance	(338,232)	(1,191,155)
Total deferred income tax assets	—	—
Deferred tax liabilities
— Intangible assets	—	(7,042)
Total deferred income tax liability	—	(7,042)

As of December 31, 2019, the Group had net operating loss carry forwards of approximately RMB4,221,220 attributable to the PRC subsidiaries, VIEs, and VIEs’ subsidiaries. The loss carried forward by the PRC companies will expire during the period from year 2020 to year 2024.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future.

The Group has incurred accumulated net operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these accumulated net operating losses and other deferred income tax assets will not be utilized in the foreseeable future. Accordingly, the Group has provided full valuation allowance for the deferred income tax assets as of December 31, 2018 and 2019.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	6,714	45,804	338,232
Additions	39,090	292,428	852,923
Balance at the end of the year	45,804	338,232	1,191,155

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries for the years from 2014 to 2019 are open to examination by the PRC tax authorities.